Schedule of Fair Values of Defined Benefit Plans Determined Using Fair Value Hierarchy of Inputs (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plans	$ 21,424	$ 22,055	$ 21,189
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plans	14,083	13,510
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plans	7,047	7,985
Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plans	129	133
Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plans	115	303
Commodity Linked Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plans	50	124
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plans	115	303
Fair Value, Inputs, Level 1 | Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plans	115	303
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plans	21,309	21,752
Fair Value, Inputs, Level 2 | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plans	14,083	13,510
Fair Value, Inputs, Level 2 | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plans	7,047	7,985
Fair Value, Inputs, Level 2 | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plans	129	133
Fair Value, Inputs, Level 2 | Commodity Linked Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plans	$ 50	$ 124